Other operating expenses (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Expenses [Abstract]
Impairment loss (see Note 7)	$ 28.5		$ 28.5
Sundry		$ 0.8	0.8	$ 0.9
Total Other Operating Expenses		$ 0.8	$ 29.3	$ 0.9